Schedule of Investments ─ IQ S&P High Yield Low Volatility Bond ETF

July 31, 2021 (unaudited)

	Principal Amount	Value
Long - Term Bonds 97.4%
Corporate Bonds — 90.6%

Consumer Discretionary — 13.6%
Adient US LLC
9.000%, due 4/15/25	$29,000	$31,703
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
3.250%, due 3/15/26	41,000	41,990
3.500%, due 2/15/23	103,000	105,446
3.500%, due 3/15/29	79,000	79,790
4.625%, due 1/15/27	105,000	111,090
4.875%, due 2/15/30	61,000	66,032
5.875%, due 2/15/28	64,000	68,480
7.500%, due 3/15/26	30,000	32,700
Allison Transmission, Inc.
3.750%, due 1/30/31	91,000	90,659
5.875%, due 6/1/29	38,000	41,505
Boyd Gaming Corp.
4.750%, due 12/1/27(a)	71,000	73,574
8.625%, due 6/1/25	44,000	47,960
Caesars Resort Collection LLC / CRC Finco, Inc.
5.750%, due 7/1/25	38,000	39,947
Carnival Corp.
11.500%, due 4/1/23	51,000	57,502
Churchill Downs, Inc.
4.750%, due 1/15/28	38,000	39,377
5.500%, due 4/1/27	38,000	39,512
Clarios Global LP
6.750%, due 5/15/25	32,000	33,920
Clarios Global LP / Clarios US Finance Co.
6.250%, due 5/15/26	50,000	52,875
Ford Motor Co.
4.346%, due 12/8/26	81,000	87,425
4.750%, due 1/15/43	41,000	45,009
5.291%, due 12/8/46	70,000	80,106
7.450%, due 7/16/31	60,000	79,417
8.500%, due 4/21/23	98,000	108,803
9.625%, due 4/22/30	57,000	82,294
Ford Motor Credit Co. LLC
3.087%, due 1/9/23	41,000	41,730
3.096%, due 5/4/23	154,000	157,080
3.370%, due 11/17/23	82,000	84,973
4.063%, due 11/1/24	155,000	164,276
4.271%, due 1/9/27	41,000	44,165
4.375%, due 8/6/23	41,000	42,966
5.113%, due 5/3/29	34,000	38,496
5.125%, due 6/16/25	30,000	33,038
Gap, Inc. (The)
8.375%, due 5/15/23	41,000	45,818
8.625%, due 5/15/25	83,000	90,719
8.875%, due 5/15/27	55,000	63,456
Goodyear Tire & Rubber Co. (The)
9.500%, due 5/31/25	30,000	33,216
Hanesbrands, Inc.
5.375%, due 5/15/25	32,000	33,603
Hilton Domestic Operating Co., Inc.
3.625%, due 2/15/32	135,000	134,663
3.750%, due 5/1/29	45,000	45,484
4.000%, due 5/1/31	75,000	76,764
4.875%, due 1/15/30	70,000	75,081
5.375%, due 5/1/25	31,000	32,398
5.750%, due 5/1/28	31,000	33,325
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.
4.875%, due 4/1/27	31,000	32,086
International Game Technology PLC
5.250%, due 1/15/29	47,000	50,165
6.250%, due 1/15/27	83,000	94,164
6.500%, due 2/15/25	74,000	82,569
IRB Holding Corp.
7.000%, due 6/15/25	30,000	31,950
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
4.750%, due 6/1/27	56,000	58,520
L Brands, Inc.
5.250%, due 2/1/28	72,000	80,989
6.625%, due 10/1/30	40,000	46,100
9.375%, due 7/1/25	76,000	98,515
Lithia Motors, Inc.
4.375%, due 1/15/31	65,000	70,889
Macy's, Inc.
8.375%, due 6/15/25	67,000	73,030
Marriott Ownership Resorts, Inc.
6.125%, due 9/15/25	30,000	31,725
MGM Resorts International
4.750%, due 10/15/28	38,000	39,995
5.500%, due 4/15/27	75,000	81,503
5.750%, due 6/15/25	95,000	103,372
6.000%, due 3/15/23	98,000	103,513
7.750%, due 3/15/22	81,000	83,936
Murphy Oil USA, Inc.
4.750%, due 9/15/29	74,000	78,440
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer
7.500%, due 6/1/25	82,000	88,919
Penske Automotive Group, Inc.
3.500%, due 9/1/25(a)	55,000	56,719
PetSmart, Inc. / PetSmart Finance Corp.
4.750%, due 2/15/28	106,000	110,060
QVC, Inc.
4.750%, due 2/15/27	29,000	31,088
Royal Caribbean Cruises Ltd.
10.875%, due 6/1/23	108,000	122,580
Scientific Games International, Inc.
5.000%, due 10/15/25	74,000	75,921
Six Flags Theme Parks, Inc.
7.000%, due 7/1/25	30,000	32,025
Travel + Leisure Co.
6.625%, due 7/31/26	30,000	33,488
William Carter Co. (The)
5.500%, due 5/15/25	31,000	32,631
5.625%, due 3/15/27	31,000	32,434
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.500%, due 3/1/25	156,000	164,970
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
7.750%, due 4/15/25	38,000	40,457
Yum! Brands, Inc.
3.625%, due 3/15/31	55,000	56,100
4.750%, due 1/15/30	136,000	148,920
7.750%, due 4/1/25	72,000	77,850
		5,153,990

Schedule of Investments ─ IQ S&P High Yield Low Volatility Bond ETF (continued)

July 31, 2021 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)

Consumer Staples — 7.1%
Central Garden & Pet Co.
4.125%, due 10/15/30	$50,000	$51,562
Edgewell Personal Care Co.
4.125%, due 4/1/29	73,000	73,456
JBS USA LUX SA / JBS USA Finance, Inc.
6.750%, due 2/15/28	78,000	85,411
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.
5.500%, due 1/15/30	79,000	88,184
6.500%, due 4/15/29	103,000	115,361
Kraft Heinz Foods Co.
3.000%, due 6/1/26	102,000	108,578
3.750%, due 4/1/30	81,000	89,639
3.875%, due 5/15/27	55,000	60,914
4.250%, due 3/1/31	131,000	151,170
4.375%, due 6/1/46	154,000	177,446
4.625%, due 1/30/29	50,000	57,945
4.875%, due 10/1/49	61,000	76,082
5.000%, due 7/15/35	100,000	123,659
5.000%, due 6/4/42	120,000	150,376
5.200%, due 7/15/45	67,000	84,859
5.500%, due 6/1/50	60,000	80,362
Lamb Weston Holdings, Inc.
4.875%, due 5/15/28	55,000	60,912
Mattel, Inc.
3.375%, due 4/1/26	104,000	108,181
5.875%, due 12/15/27	52,000	57,005
Newell Brands, Inc.
4.350%, due 4/1/23	32,000	33,440
4.700%, due 4/1/26	124,000	138,105
4.875%, due 6/1/25	130,000	143,975
Pilgrim's Pride Corp.
4.250%, due 4/15/31(a)	89,000	94,631
5.875%, due 9/30/27	61,000	65,271
Post Holdings, Inc.
5.500%, due 12/15/29	40,000	42,800
5.625%, due 1/15/28	71,000	74,728
5.750%, due 3/1/27	95,000	98,881
Scotts Miracle-Gro Co. (The)
4.000%, due 4/1/31	52,000	52,256
Spectrum Brands, Inc.
3.875%, due 3/15/31	44,000	44,030
US Foods, Inc.
6.250%, due 4/15/25	96,000	101,156
		2,690,375
Energy — 9.1%
AmeriGas Partners LP / AmeriGas Finance Corp.
5.500%, due 5/20/25	45,000	49,640
5.750%, due 5/20/27	42,000	47,355
Apache Corp.
4.250%, due 1/15/30(a)	188,000	195,990
4.750%, due 4/15/43	94,000	96,585
Buckeye Partners LP
3.950%, due 12/1/26	64,000	64,826
4.125%, due 3/1/25(a)	33,000	34,210
Cheniere Energy Partners LP
4.000%, due 3/1/31	129,000	136,456
4.500%, due 10/1/29	87,000	93,851
Cheniere Energy, Inc.
4.625%, due 10/15/28	135,000	142,314
Continental Resources, Inc.
3.800%, due 6/1/24	86,000	90,170
4.375%, due 1/15/28(a)	35,000	38,763
5.750%, due 1/15/31	97,000	116,914
DCP Midstream Operating LP
5.125%, due 5/15/29	60,000	66,846
5.375%, due 7/15/25	57,000	62,985
DT Midstream, Inc.
4.125%, due 6/15/29	78,000	79,997
4.375%, due 6/15/31	37,000	38,388
EQM Midstream Partners LP
4.750%, due 7/15/23	39,000	40,658
EQT Corp.
3.625%, due 5/15/31(a)	97,000	102,742
3.900%, due 10/1/27	139,000	150,641
6.625%, due 2/1/25	65,000	75,101
NuStar Logistics LP
5.750%, due 10/1/25	29,000	31,610
Occidental Petroleum Corp.
4.500%, due 7/15/44	333,000	328,005
5.550%, due 3/15/26	597,000	653,470
8.000%, due 7/15/25(a)	30,000	35,608
Ovintiv Exploration, Inc.
5.625%, due 7/1/24	98,000	108,509
Range Resources Corp.
5.000%, due 3/15/23	31,000	32,085
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
4.000%, due 1/15/32	69,000	71,326
4.875%, due 2/1/31	196,000	211,925
5.000%, due 1/15/28	70,000	73,606
5.500%, due 3/1/30	29,000	31,933
Western Midstream Operating LP
4.350%, due 2/1/25	39,000	40,853
5.300%, due 2/1/30(a)	98,000	110,008
		3,453,370
Financials — 5.6%
CIT Group, Inc.
4.750%, due 2/16/24	37,000	39,867
5.000%, due 8/15/22	60,000	62,556
5.250%, due 3/7/25	49,000	55,247
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
4.750%, due 9/15/24	78,000	81,293
LPL Holdings, Inc.
4.000%, due 3/15/29	65,000	65,975
MSCI, Inc.
3.875%, due 2/15/31	107,000	113,687
4.000%, due 11/15/29	180,000	191,925
5.375%, due 5/15/27	32,000	33,960
Navient Corp.
6.500%, due 6/15/22	192,000	200,294
OneMain Finance Corp.
4.000%, due 9/15/30	66,000	65,670
5.625%, due 3/15/23	72,000	76,140
6.125%, due 3/15/24	90,000	96,863
6.875%, due 3/15/25	200,000	226,865
7.125%, due 3/15/26	165,000	194,288
8.875%, due 6/1/25	70,000	76,999
Quicken Loans LLC
5.250%, due 1/15/28	44,000	46,310
Quicken Loans LLC / Quicken Loans Co.-Issuer, Inc.
3.625%, due 3/1/29	65,000	65,163
3.875%, due 3/1/31	122,000	124,416

Schedule of Investments ─ IQ S&P High Yield Low Volatility Bond ETF (continued)

July 31, 2021 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)

Financials (continued)
Radian Group, Inc.
4.500%, due 10/1/24	$81,000	$86,579
4.875%, due 3/15/27	41,000	44,598
Square, Inc.
2.750%, due 6/1/26	152,000	155,420
		2,104,115
Health Care — 11.7%
Avantor Funding, Inc.
4.625%, due 7/15/28	90,000	94,725
Catalent Pharma Solutions, Inc.
5.000%, due 7/15/27	78,000	81,607
Centene Corp.
2.500%, due 3/1/31	149,000	149,186
3.000%, due 10/15/30	76,000	78,975
3.375%, due 2/15/30	169,000	176,314
4.250%, due 12/15/27	265,000	279,575
4.625%, due 12/15/29	257,000	281,659
Charles River Laboratories International, Inc.
3.750%, due 3/15/29	49,000	50,286
4.250%, due 5/1/28	38,000	39,662
CHS/Community Health Systems, Inc.
8.000%, due 12/15/27	59,000	65,255
DaVita, Inc.
3.750%, due 2/15/31	156,000	151,284
4.625%, due 6/1/30	143,000	147,826
Elanco Animal Health, Inc.
5.272%, due 8/28/23	38,000	40,660
5.900%, due 8/28/28	54,000	64,562
Encompass Health Corp.
4.500%, due 2/1/28	45,000	46,687
4.750%, due 2/1/30	65,000	69,387
HCA, Inc.
3.500%, due 9/1/30	153,000	166,150
5.375%, due 2/1/25	305,000	345,687
5.375%, due 9/1/26	55,000	63,938
5.625%, due 9/1/28	50,000	60,125
5.875%, due 5/1/23	75,000	81,188
5.875%, due 2/15/26	70,000	81,375
5.875%, due 2/1/29	131,000	160,147
Hologic, Inc.
3.250%, due 2/15/29	91,000	91,912
IQVIA, Inc.
5.000%, due 5/15/27	70,000	72,975
Jaguar Holding Co. II / PPD Development LP
5.000%, due 6/15/28	81,000	87,278
Jazz Securities DAC
4.375%, due 1/15/29	120,000	125,074
Molina Healthcare, Inc.
3.875%, due 11/15/30	41,000	43,409
4.375%, due 6/15/28	76,000	79,515
5.375%, due 11/15/22	31,000	32,302
Organon & Co. / Organon Foreign Debt Co-Issuer BV
4.125%, due 4/30/28	119,000	122,024
Prestige Brands, Inc.
3.750%, due 4/1/31	46,000	45,483
Service Corp. International
3.375%, due 8/15/30	104,000	103,730
4.625%, due 12/15/27	39,000	41,048
5.125%, due 6/1/29	54,000	58,320
Teleflex, Inc.
4.250%, due 6/1/28	41,000	42,743
4.625%, due 11/15/27	41,000	43,243
Tenet Healthcare Corp.
4.250%, due 6/1/29	70,000	71,400
4.625%, due 6/15/28	70,000	72,441
4.875%, due 1/1/26	54,000	55,755
5.125%, due 11/1/27	184,000	192,740
6.750%, due 6/15/23	205,000	222,425
7.500%, due 4/1/25	33,000	35,475
		4,415,552
Industrials — 8.1%
ADT Security Corp. (The)
3.500%, due 7/15/22	43,000	44,094
American Builders & Contractors Supply Co., Inc.
4.000%, due 1/15/28	40,000	41,000
Aramark Services, Inc.
5.000%, due 4/1/25	31,000	31,814
5.000%, due 2/1/28	122,000	126,743
6.375%, due 5/1/25	59,000	62,254
Brink's Co. (The)
4.625%, due 10/15/27	60,000	62,301
Builders FirstSource, Inc.
4.250%, due 2/1/32	77,000	78,732
5.000%, due 3/1/30	31,000	32,976
6.750%, due 6/1/27	88,000	94,160
Camelot Finance SA
4.500%, due 11/1/26	30,000	31,275
CDW LLC / CDW Finance Corp.
3.250%, due 2/15/29	81,000	81,270
4.250%, due 4/1/28	38,000	39,462
Clarivate Science Holdings Corp.
3.875%, due 6/30/28	100,000	100,825
Gartner, Inc.
3.750%, due 10/1/30	74,000	76,035
4.500%, due 7/1/28	55,000	58,162
Herc Holdings, Inc.
5.500%, due 7/15/27	79,000	82,851
Howmet Aerospace, Inc.
5.125%, due 10/1/24	83,000	91,378
6.875%, due 5/1/25	69,000	80,296
Picasso Finance Sub, Inc.
6.125%, due 6/15/25	52,000	55,120
Prime Security Services Borrower LLC / Prime Finance, Inc.
5.250%, due 4/15/24	45,000	48,094
5.750%, due 4/15/26	67,000	73,365
Spirit AeroSystems, Inc.
5.500%, due 1/15/25	57,000	59,850
Standard Industries, Inc.
3.375%, due 1/15/31(a)	74,000	71,754
4.375%, due 7/15/30	74,000	76,220
4.750%, due 1/15/28	68,000	70,782
5.000%, due 2/15/27	84,000	86,625
Stericycle, Inc.
3.875%, due 1/15/29	73,000	74,004
Summit Materials LLC / Summit Materials Finance Corp.
5.250%, due 1/15/29	57,000	60,491
Taylor Morrison Communities, Inc.
5.125%, due 8/1/30	41,000	44,588
5.875%, due 6/15/27	87,000	98,179
TransDigm, Inc.
6.250%, due 3/15/26	341,000	357,624

Schedule of Investments ─ IQ S&P High Yield Low Volatility Bond ETF (continued)

July 31, 2021 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)

Industrials (continued)
TransDigm, Inc. (continued)
8.000%, due 12/15/25	$78,000	$83,753
Uber Technologies, Inc.
7.500%, due 5/15/25	49,000	52,477
United Rentals North America, Inc.
3.875%, due 2/15/31	55,000	56,575
4.000%, due 7/15/30	81,000	84,139
4.875%, due 1/15/28	101,000	106,656
5.250%, due 1/15/30	45,000	49,240
5.500%, due 5/15/27	66,000	69,383
WESCO Distribution, Inc.
7.125%, due 6/15/25	110,000	118,249
7.250%, due 6/15/28	59,000	65,667
		3,078,463
Information Technology — 4.8%
Black Knight InfoServ LLC
3.625%, due 9/1/28	81,000	81,166
Booz Allen Hamilton, Inc.
4.000%, due 7/1/29	123,000	126,320
BY Crown Parent LLC / BY Bond Finance, Inc.
4.250%, due 1/31/26	6,000	6,300
CDK Global, Inc.
4.875%, due 6/1/27	81,000	85,316
5.250%, due 5/15/29	33,000	35,887
CommScope, Inc.
6.000%, due 3/1/26	94,000	97,995
EMC Corp.
3.375%, due 6/1/23	61,000	63,095
Go Daddy Operating Co. LLC / GD Finance Co., Inc.
3.500%, due 3/1/29	78,000	78,097
Imola Merger Corp.
4.750%, due 5/15/29	145,000	149,668
Microchip Technology, Inc.
4.250%, due 9/1/25	59,000	62,155
PTC, Inc.
4.000%, due 2/15/28	45,000	46,519
Seagate HDD Cayman
3.125%, due 7/15/29	66,000	64,680
3.375%, due 7/15/31	147,000	144,771
Sensata Technologies BV
4.000%, due 4/15/29	55,000	56,444
Sensata Technologies, Inc.
3.750%, due 2/15/31	57,000	57,428
4.375%, due 2/15/30(a)	50,000	53,500
SS&C Technologies, Inc.
5.500%, due 9/30/27	168,000	177,803
Switch Ltd.
3.750%, due 9/15/28	42,000	42,965
4.125%, due 6/15/29	31,000	31,938
Twilio, Inc.
3.875%, due 3/15/31	72,000	75,305
Western Digital Corp.
4.750%, due 2/15/26	159,000	176,490
Xerox Corp.
4.375%, due 3/15/23	62,000	64,790
Xerox Holdings Corp.
5.000%, due 8/15/25	30,000	31,974
		1,810,606
Materials — 6.1%
Alcoa Nederland Holding BV
5.500%, due 12/15/27	57,000	61,560
6.125%, due 5/15/28	34,000	37,183
Arconic Corp.
6.000%, due 5/15/25	86,000	90,945
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC
3.250%, due 9/1/28	102,000	102,127
4.000%, due 9/1/29	53,000	53,066
Avient Corp.
5.750%, due 5/15/25	32,000	33,600
Axalta Coating Systems LLC
3.375%, due 2/15/29	85,000	83,619
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV
4.750%, due 6/15/27	31,000	32,666
Ball Corp.
2.875%, due 8/15/30	33,000	32,657
4.000%, due 11/15/23	39,000	41,361
4.875%, due 3/15/26	45,000	50,287
5.250%, due 7/1/25	132,000	148,830
Berry Global, Inc.
5.625%, due 7/15/27	52,000	54,730
Chemours Co. (The)
5.375%, due 5/15/27(a)	33,000	35,805
Cleveland-Cliffs, Inc.
4.625%, due 3/1/29(a)	75,000	79,594
4.875%, due 3/1/31	39,000	42,120
6.750%, due 3/15/26	101,000	108,954
Crown Americas LLC / Crown Americas Capital Corp. IV
4.500%, due 1/15/23	39,000	40,657
Crown Americas LLC / Crown Americas Capital Corp. VI
4.750%, due 2/1/26	60,000	62,100
Freeport-McMoRan, Inc.
4.125%, due 3/1/28	31,000	32,472
4.250%, due 3/1/30	70,000	75,513
4.375%, due 8/1/28	102,000	107,993
4.625%, due 8/1/30(a)	71,000	78,011
5.000%, due 9/1/27(a)	30,000	31,659
5.250%, due 9/1/29	30,000	33,107
5.450%, due 3/15/43	121,000	155,538
Kaiser Aluminum Corp.
4.500%, due 6/1/31	62,000	64,480
Novelis Corp.
4.750%, due 1/30/30	105,000	111,805
Olin Corp.
5.125%, due 9/15/27	122,000	127,033
5.625%, due 8/1/29	82,000	90,098
Tronox, Inc.
6.500%, due 5/1/25	71,000	75,171
Valvoline, Inc.
3.625%, due 6/15/31	78,000	77,610
WR Grace & Co-Conn
4.875%, due 6/15/27	44,000	46,475
		2,298,826
Media — 10.0%
ANGI Group LLC
3.875%, due 8/15/28(a)	65,000	64,919
CCO Holdings LLC / CCO Holdings Capital Corp.
4.250%, due 2/1/31	131,000	135,162
4.500%, due 8/15/30	168,000	176,400
4.500%, due 5/1/32	215,000	224,944
4.750%, due 3/1/30	172,000	182,312
5.000%, due 2/1/28	216,000	226,476

Schedule of Investments ─ IQ S&P High Yield Low Volatility Bond ETF (continued)

July 31, 2021 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)

Media (continued)
CCO Holdings LLC / CCO Holdings Capital Corp. (continued)
5.125%, due 5/1/27	$77,000	$80,561
5.375%, due 6/1/29	53,000	57,685
CSC Holdings LLC
3.375%, due 2/15/31	103,000	97,850
5.375%, due 2/1/28	105,000	110,915
5.500%, due 4/15/27	85,000	88,927
DISH DBS Corp.
5.000%, due 3/15/23	104,000	108,290
5.875%, due 7/15/22	130,000	134,550
iHeartCommunications, Inc.
5.250%, due 8/15/27	75,000	78,175
6.375%, due 5/1/26	39,000	41,145
Lamar Media Corp.
3.625%, due 1/15/31	50,000	49,375
3.750%, due 2/15/28	32,000	32,480
4.000%, due 2/15/30	41,000	41,691
Live Nation Entertainment, Inc.
3.750%, due 1/15/28(a)	82,000	82,200
6.500%, due 5/15/27	67,000	73,951
Match Group Holdings II LLC
4.125%, due 8/1/30	35,000	36,619
4.625%, due 6/1/28	31,000	32,511
Netflix, Inc.
3.625%, due 6/15/25	41,000	44,022
4.375%, due 11/15/26(a)	68,000	77,142
4.875%, due 4/15/28	103,000	120,365
4.875%, due 6/15/30	96,000	115,658
5.375%, due 11/15/29	68,000	83,895
5.875%, due 11/15/28	118,000	146,615
6.375%, due 5/15/29	66,000	84,841
News Corp.
3.875%, due 5/15/29	108,000	109,941
Nexstar Media, Inc.
4.750%, due 11/1/28	104,000	107,249
Radiate Holdco LLC / Radiate Finance, Inc.
4.500%, due 9/15/26	31,000	32,085
Scripps Escrow II, Inc.
3.875%, due 1/15/29	44,000	44,017
Sirius XM Radio, Inc.
4.000%, due 7/15/28	68,000	70,154
4.125%, due 7/1/30	95,000	98,010
5.000%, due 8/1/27	210,000	219,450
5.500%, due 7/1/29	89,000	97,468
TEGNA, Inc.
4.625%, due 3/15/28(a)	118,000	121,540
WMG Acquisition Corp.
3.875%, due 7/15/30	74,000	76,035
		3,805,625
Real Estate — 4.4%
EPR Properties
4.500%, due 6/1/27(a)	99,000	105,435
HAT Holdings I LLC / HAT Holdings II LLC
3.375%, due 6/15/26	46,000	46,615
Howard Hughes Corp. (The)
5.375%, due 8/1/28	61,000	64,584
Iron Mountain, Inc.
4.500%, due 2/15/31	33,000	33,742
4.875%, due 9/15/27	56,000	58,030
5.000%, due 7/15/28	195,000	202,556
iStar, Inc.
4.750%, due 10/1/24	86,000	91,160
MGM Growth Properties Operating Partnership LP / MGP Finance Co.-Issuer, Inc.
3.875%, due 2/15/29	80,000	81,911
4.500%, due 9/1/26	36,000	38,340
4.625%, due 6/15/25	81,000	86,062
5.625%, due 5/1/24	30,000	32,470
5.750%, due 2/1/27	42,000	46,935
Realogy Group LLC / Realogy Co-Issuer Corp.
7.625%, due 6/15/25	38,000	40,945
SBA Communications Corp.
3.125%, due 2/1/29	171,000	167,939
3.875%, due 2/15/27	35,000	36,094
Starwood Property Trust, Inc.
4.750%, due 3/15/25	54,000	56,970
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC
7.875%, due 2/15/25	132,000	140,580
VICI Properties LP / VICI Note Co., Inc.
3.500%, due 2/15/25(a)	45,000	45,786
3.750%, due 2/15/27(a)	41,000	42,179
4.125%, due 8/15/30	42,000	44,173
4.250%, due 12/1/26	99,000	102,988
4.625%, due 12/1/29	83,000	88,810
		1,654,304
Telecommunication Services — 4.4%
Level 3 Financing, Inc.
3.625%, due 1/15/29	43,000	41,769
3.750%, due 7/15/29	72,000	70,560
4.250%, due 7/1/28	98,000	99,776
4.625%, due 9/15/27	58,000	60,233
Lumen Technologies, Inc.
4.000%, due 2/15/27	58,000	59,595
Series T, 5.800%, due 3/15/22	31,000	31,809
Series Y, 7.500%, due 4/1/24	195,000	219,320
Sprint Capital Corp.
6.875%, due 11/15/28	84,000	108,369
8.750%, due 3/15/32	44,000	67,820
Sprint Communications, Inc.
6.000%, due 11/15/22	77,000	81,507
Sprint Corp.
7.125%, due 6/15/24	81,000	93,130
7.625%, due 2/15/25	136,000	160,318
7.875%, due 9/15/23	117,000	132,374
T-Mobile USA, Inc.
2.875%, due 2/15/31	154,000	154,858
3.500%, due 4/15/31	123,000	129,003
4.750%, due 2/1/28	72,000	76,540
5.375%, due 4/15/27	69,000	73,054
		1,660,035
Transportation — 1.8%
Delta Air Lines, Inc.
2.900%, due 10/28/24(a)	75,000	76,015
3.625%, due 3/15/22	104,000	104,779
3.750%, due 10/28/29(a)	36,000	35,705
3.800%, due 4/19/23(a)	76,000	78,422
4.375%, due 4/19/28	96,000	100,622
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd.
5.750%, due 1/20/26	53,000	55,557
United Airlines, Inc.
4.375%, due 4/15/26	126,000	129,639

Schedule of Investments ─ IQ S&P High Yield Low Volatility Bond ETF Transportation (continued)

July 31, 2021 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)

Transportation (continued)
XPO Logistics, Inc.
6.250%, due 5/1/25	$105,000	$111,431
		692,170
Utilities — 3.9%
Calpine Corp.
4.500%, due 2/15/28	55,000	56,650
Clearway Energy Operating LLC
3.750%, due 2/15/31	96,000	96,000
4.750%, due 3/15/28	36,000	38,160
FirstEnergy Corp.
2.650%, due 3/1/30	320,000	326,016
Series B, 4.400%, due 7/15/27	65,000	72,428
Series C, 5.350%, due 7/15/47	88,000	110,637
Series C, 7.375%, due 11/15/31	63,000	88,035
FirstEnergy Transmission LLC
4.550%, due 4/1/49	32,000	38,631
NextEra Energy Operating Partners LP
3.875%, due 10/15/26	38,000	39,995
4.250%, due 7/15/24	60,000	63,087
4.500%, due 9/15/27	41,000	44,178
NRG Energy, Inc.
3.375%, due 2/15/29	45,000	44,775
3.625%, due 2/15/31	79,000	79,592
5.250%, due 6/15/29	54,000	57,915
5.750%, due 1/15/28	39,000	41,437
TerraForm Power Operating LLC
4.250%, due 1/31/23	31,000	31,814
5.000%, due 1/31/28	103,000	111,240
Vistra Operations Co. LLC
4.375%, due 5/1/29	127,000	130,175
		1,470,765
Total Corporate Bonds
(Cost $33,524,876)		34,288,196

Foreign Bonds — 6.8%

Consumer Discretionary — 1.0%
1011778 BC ULC / New Red Finance, Inc., (Canada)
3.500%, due 2/15/29	69,000	68,621
3.875%, due 1/15/28	97,000	97,830
4.375%, due 1/15/28	90,000	91,242
5.750%, due 4/15/25	71,000	74,816
ZF North America Capital, Inc., (Germany)
4.750%, due 4/29/25	59,000	64,027
		396,536
Energy — 0.5%
Methanex Corp., (Canada)
5.125%, due 10/15/27	85,000	92,011
Parkland Corp., (Canada)
5.875%, due 7/15/27	113,000	120,486
		212,497
Financials — 0.2%
Intesa Sanpaolo SpA, (Italy)
4.198%, due 6/1/32	60,000	61,745

Industrials — 0.8%
GFL Environmental, Inc., (Canada)
3.500%, due 9/1/28	47,000	47,149
3.750%, due 8/1/25	33,000	33,866
5.125%, due 12/15/26	67,000	70,466
Mattamy Group Corp., (Canada)
5.250%, due 12/15/27	34,000	35,355
Rolls-Royce PLC, (United Kingdom)
3.625%, due 10/14/25	101,000	101,757
		288,593
Information Technology — 0.6%
Nokia OYJ, (Finland)
3.375%, due 6/12/22	37,000	37,818
4.375%, due 6/12/27	29,000	31,972
Open Text Corp., (Canada)
3.875%, due 2/15/28	70,000	72,275
Open Text Holdings, Inc., (Canada)
4.125%, due 2/15/30	96,000	99,120
		241,185
Materials — 1.9%
ArcelorMittal SA, (Luxembourg)
4.250%, due 7/16/29	81,000	91,492
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., (Ireland)
4.125%, due 8/15/26	88,000	90,860
5.250%, due 4/30/25	33,000	34,443
Constellium SE, (Netherlands)
3.750%, due 4/15/29	42,000	41,895
FMG Resources August 2006 Pty Ltd., (Australia)
4.500%, due 9/15/27	192,000	209,520
NOVA Chemicals Corp., (Canada)
4.250%, due 5/15/29(a)	36,000	36,418
4.875%, due 6/1/24	72,000	76,126
5.250%, due 6/1/27	118,000	127,145
		707,899
Media — 0.7%
Videotron Ltd., (Canada)
3.625%, due 6/15/29	40,000	41,000
5.125%, due 4/15/27	42,000	43,785
Ziggo BV, (Netherlands)
5.500%, due 1/15/27	169,000	175,211
		259,996
Telecommunication Services — 1.1%
Altice France Holding SA, (France)
10.500%, due 5/15/27	135,000	148,500
Telecom Italia SpA, (Italy)
5.303%, due 5/30/24	107,000	116,025
Virgin Media Secured Finance PLC, (United Kingdom)
5.500%, due 5/15/29	136,000	145,283
		409,808
Total Foreign Bonds
(Cost $2,548,955)		2,578,259

Short-Term Investments — 4.0%

Money Market Funds — 4.0%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 0.01%(b)	549,728	549,728
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%(b)(c)	949,109	949,109
Total Short-Term Investments
(Cost $1,498,837)		1,498,837

Total Investments — 101.4%
(Cost $37,572,668)		38,365,292
Other Assets and Liabilities, Net — (1.4)%		(518,495)
Net Assets — 100.0%		$37,846,797

Schedule of Investments ─ IQ S&P High Yield Low Volatility Bond ETF Transportation (continued)

July 31, 2021 (unaudited)

(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $1,757,751; total market value of collateral held by the Fund was $1,822,482. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $873,373.
(b)	Reflects the 1-day yield at July 31, 2021.
(c)	Represents security purchased with cash collateral received for securities on loan.

Schedule of Investments ─ IQ S&P High Yield Low Volatility Bond ETF Transportation (continued)

July 31, 2021 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2021. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Corporate Bonds	$–	$34,288,196	$–	$34,288,196
Foreign Bonds	–	2,578,259	–	2,578,259
Short-Term Investments:
Money Market Funds	1,498,837	–	–	1,498,837
Total Investments in Securities	$1,498,837	$36,866,455	$–	$38,365,292

(d)	For a complete listing of investments and their industries, see the Schedule of Investments.

For the period ended July 31, 2021, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.